RELATED PARTY TRANSACTIONS - Transactions with Other Affiliates of Geveran (Details) - Related party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party expenses	$ (4,797)	$ (4,420)	$ (4,560)
Related party revenue	21	311	28
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party expenses	(157)	(115)	(225)
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	(506)	(400)	(226)
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party expenses	(96)	(128)	(272)
Front Ocean Management Ltd
Related Party Transaction [Line Items]
Related party expenses	(265)	(257)	(258)
Frontline (Management) Cyprus Ltd
Related Party Transaction [Line Items]
Related party expenses	(144)	0	0
Related party revenue	0	0	10
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party expenses	(3,589)	(3,435)	(3,489)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party expenses	(17)	(85)	(58)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Related party expenses	(23)	0	0
FS Maritime SARL
Related Party Transaction [Line Items]
Related party expenses	0	0	(32)
Northern Ocean Limited
Related Party Transaction [Line Items]
Related party revenue	0	0	6
Avance Gas Trading Ltd
Related Party Transaction [Line Items]
Related party revenue	15	293	4
Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Related party revenue	0	9	8
Paratus Management (UK) Limited
Related Party Transaction [Line Items]
Related party revenue	0	5	0
Seatankers Services (UK) LLP
Related Party Transaction [Line Items]
Related party revenue	$ 6	$ 4	$ 0